(Loss)/Earnings Per Share - Summary Of Computation Of Earnings Per Share Basic (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholders	¥ (157,907)	$ (24,780)	¥ 3,430	¥ (11,765)
Less: Noncumulative dividends to Preferred Shares	0	0	(1,059)
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	¥ (157,907)	$ (24,780)	¥ 2,371	¥ (11,765)
Denominator:
Weighted average number of shares outstanding	43,914,204	43,914,204	28,282,187	14,972,760
(Loss)/earnings per share basic | (per share)	¥ (3.6)	$ (0.56)	¥ 0.08	¥ (0.79)